Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	¥ 9,747
Investment property at ending of period	12,141	¥ 9,747
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	9,747	3,064
Investment property at ending of period	12,141	9,747
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	12,449	4,629
Investment property at ending of period	14,870	12,449
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	10,227	3,366
Additions	3,022	6,875
Deductions	(351)	(14)
Investment property at ending of period	12,898	10,227
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(480)	(302)
Additions	(325)	(186)
Deductions	48	8
Investment property at ending of period	¥ (757)	¥ (480)